Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of December 31, 2025 and 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	1,070,987,449		18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	4,773,301,181
Acquisitions	14,065,870		1,720,400	9,362,710	67,196,720	(10,680)	2,731,950	3,285,650	1,722,480	94,020,980	—	194,096,080
Reclassifications	5,228,300		(25,430)	532,090	—	1,620,720	(6,927,180)	24,210	92,620	77,520	—	622,850
Capitalization	168,334,100		—	6,574,820	47,890,360	7,835,170	604,370	1,040,030	256,850	(232,536,280)	580	—
Disposals	(7,437,570)		(3,000,030)	(12,463,280)	(29,665,120)	(9,320)	(10,782,430)	(473,760)	(146,460)	(713,060)	(228,880)	(64,919,910)
Translation effect	(24,060,380)		—	(23,670)	—	(1,849,780)	—	(145,780)	(469,180)	(32,298,830)	(324,160)	(59,171,780)
Balances as of December 31, 2025	Ps.	1,303,219,019	23,002,415	511,233,042	1,935,028,894	85,436,622	414,306,030	59,188,567	35,649,477	424,084,440	52,779,915	4,843,928,421
Accumulated depreciation and amortization
Balances as of January 1, 2024	(785,552,629)		(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	(3,122,768,469)
Depreciation and amortization	(34,323,900)		(415,240)	(13,635,710)	(86,448,950)	(1,863,600)	(13,364,700)	(1,724,030)	(1,742,534)	—	—	(153,518,664)
Reclassifications	(1,290,060)		1,220	(532,090)	—	(96,200)	1,385,140	(1,750)	(89,110)	—	—	(622,850)
(Impairment)	(39,761,990)		—	(34,492,290)	(23,760,170)	(42,890)	(12,365,330)	—	—	(16,023,009)	—	(126,445,679)
Reversal of impairment	39,467,710		—	29,701,920	30,497,120	—	14,903,160	—	—	3,798,320	—	118,368,230
Disposals	6,591,240		2,107,790	6,848,320	25,124,790	8,290	6,898,330	470,340	135,570	—	—	48,184,670
Translation effect	10,858,320		—	26,400	—	714,760	—	64,860	126,045	—	—	11,790,385
Balances as of December 31, 2025	Ps.	(920,041,749)	(5,880,474)	(339,019,655)	(1,467,779,643)	(52,767,236)	(305,728,190)	(48,035,943)	(20,041,599)	(65,717,888)	—	(3,225,012,377)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of December 31, 2025	Ps.	383,177,270	17,121,941	172,213,387	467,249,251	32,669,386	108,577,840	11,152,624	15,607,878	358,366,552	52,779,915	1,618,916,044
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	14 to 33	25	10 to 33	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.As of December 31, 2025, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.5,708,131, Ps. 7,937,219, and Ps. 4,676,577, respectively. Financing cost rates during 2025, 2024 and 2023 were 8.35% to 14.11%, 7.82% to 18.68% and 6.47% to 7.62%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2025, 2024 and 2023, recognized in operating costs and expenses, was Ps. 153,518,664, Ps. 146,850,208 and Ps. 137,555,276, respectively. These figures include Ps. 130,244,785, Ps. 124,473,818 and Ps.115,208,527 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2025, 2024 and 2023 of Ps. 6,704,138, Ps. 789,805 and Ps. 137,685, respectively.
C.As of December 31, 2025 and 2024, provisions relating to future plugging of wells costs amounted to Ps. 126,608,358 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2025, 2024 and 2023, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 7,773,944, Ps. 9,696,153 and Ps. 14,306,298, respectively (see Note 13).
E.As of December 31, 2025, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (47,381,395), Ps. 60,182,260 and Ps. (40,731,370), respectively, which was mainly plant.
F.As of December 31, 2025, 2024 and 2023, PEMEX recognized a net impairment of Ps. (8,077,449), Ps. (53,477,580) and Ps. (28,797,518), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2025		2024		2023
	(Impairment) / Reversal of impairment, net
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	Ps.	(23,192,225)	Ps.	582,923	Ps.	(612,906)
Industrial Processes (formerly part of Pemex Industrial Transformation)	(1,115,093)		—		—
Pemex Industrial Transformation	—		(78,049,865)		(25,568,713)
SUS	—		—		(71,036)
MGAS	163,986		(37,985)		(191,786)
Energy Transformation (formerly part of Pemex Industrial Transformation)	3,467,927		—		—
Exploration and Extraction (formerly Pemex Exploration and Production)	12,597,956		24,027,347		(2,353,077)
(Impairment), net	Ps.	(8,077,449)	Ps.	(53,477,580)	Ps.	(28,797,518)

Summary of Net Impairment and Net Reversal of Impairment	As of December 31, 2025, 2024 and 2023, PEMEX recognized a net impairment of Ps. (8,077,449), Ps. (53,477,580) and Ps. (28,797,518), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2025		2024		2023
	(Impairment) / Reversal of impairment, net
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	Ps.	(23,192,225)	Ps.	582,923	Ps.	(612,906)
Industrial Processes (formerly part of Pemex Industrial Transformation)	(1,115,093)		—		—
Pemex Industrial Transformation	—		(78,049,865)		(25,568,713)
SUS	—		—		(71,036)
MGAS	163,986		(37,985)		(191,786)
Energy Transformation (formerly part of Pemex Industrial Transformation)	3,467,927		—		—
Exploration and Extraction (formerly Pemex Exploration and Production)	12,597,956		24,027,347		(2,353,077)
(Impairment), net	Ps.	(8,077,449)	Ps.	(53,477,580)	Ps.	(28,797,518)
As of December 31, 2025, 2024 and 2023, Exploration and Extraction recognized net reversals of impairment and net impairment of Ps. 12,597,956, Ps. 24,027,347 and Ps. (2,353,077), respectively, shown by CGUs as follows:

	2025		2024		2023
Cantarell	Ps.	37,238,709	Ps.	(904,083)	Ps.	15,174,961
Tsimin Xux	2,732,718		3,211,743		(9,532,221)
Ayin-Alux	1,030,368		486,415		—
Aceite Terciario del Golfo	—		18,799,827		(16,192,262)
Tamaulipas Constituciones	—		2,578,602		1,710,627
Poza Rica	—		385,159		(397,084)
Cárdenas-Mora	—		—		1,150,448
Crudo Ligero Marino	—		—		1,420,120
Santuario El Golpe	—		—		1,454,789
Ixtal - Manik	—		—		6,042,806
Chuc	—		—		6,445,006
Misión (CEE)	(62,104)		5,902		(458,354)
Antonio J. Bermúdez	(184,690)		3,903,165		9,724,991
Lakach	(287,187)		3,546,439		(423,347)
Santuario CEE	(832,888)		—		—
Arenque	(1,560,264)		1,702,529		(1,705,447)
Cuenca de Macuspana	(1,576,853)		83,560		837,460
Burgos	(3,442,880)		(6,772,427)		(10,631,921)
Ku Maloob Zaap	(8,425,068)		—		—
Ogarrio Magallanes	(12,031,905)		(2,999,484)		(6,973,649)
Total	Ps.	12,597,956	Ps.	24,027,347	Ps.	(2,353,077)
As of December 31, 2025, the Industrial Processes segment recognized a net impairment of Ps. (1,115,093), shown by CGUs as follows:

	2025
Tula Refinery	Ps.	11,780,665
Cosoleacaque Petrochemical Complex	1,647,455
Coatzacoalcos Gas Processor Complex	563,041
Pajaritos Ethylene Complex	46,777
Cangrejera Ethylene Complex	(104,726)
Minatitlán Refinery	(315,583)
Morelos Petrochemical Complex	(422,534)
Madero Refinery	(624,390)
Cadereyta Refinery	(4,339,830)
Salina Cruz Refinery	(9,345,968)
Net Impairment	Ps.	(1,115,093)
As of December 31, 2025, the Energy Transformation segment recognized a net reversal of impairment of Ps.3,467,927, shown by CGUs as follows:

	2025
Nuevo Pemex Gas Processor Complex	Ps.	1,807,491
Cactus Gas Processor Complex	754,045
Ciudad Pemex Gas Processor Complex	592,674
La Venta Gas Processor Complex	305,296
Gas Poza Rica Processor Complex	19,256
Gas Arenque Processor Complex	2,048
Matapionche Gas Processor Complex	(12,883)
Reversal of impairment	Ps.	3,467,927
The net reversal of impairment and (impairment), was in the following CGUs:

	2024		2023
Storage terminals	Ps.	582,923	Ps.	(582,923)
Construction in progress	—		(58,816)
Land and transport (white pipelines)	—		28,833
Reversal of impairment (impairment), net	Ps.	582,923	Ps.	(612,906)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024	2023
Average crude oil price	61.16 U.S.$/bl	63.02 U.S.$/bl	64.08 U.S.$/bl
Average gas price	4.84 U.S.$/mpc	4.89 U.S.$/mpc	4.79 U.S.$/mpc
Average condensates price	64.24 U.S.$/bl	70.21 U.S.$/bl	73.00 U.S.$/bl
After-tax discount rate	6.28% annual	10.86% annual	9.93% annual
Pre-tax discount rate	9.88% annual	16.44% annual	15.10% annual
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes, the net present value of cash flows was determined based on the following assumptions:

	December 31, 2025
	Refining	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$) (1)	97.48	N.A.
Processed volume (1)	924 mbd	Variable because the load inputs are diverse
Rate of U.S.$	17.9667	17.9667	17.9667	17.9667
Useful lives of the cash-generating units (year average)	12	8	10	15
Pre-tax discount rate	10.95%	8.46%	8.46%	10.26%
Period	2026-2037	2026-2033	2026-2035	2026-2040
(1)Average of the first 5 years.
To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

December 31, 2025
Gas

Processed volume (1)	2,555 mmpcd of humid gas
Rate of U.S.$	17.9667
Useful lives of the cash-generating units (year average)	8
Pre-tax discount rate	10.72%
Period	2026-2033
(1) Average of the first 5 years.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	101.82	105.5	N.A.		N.A.		N.A.		N.A
Processed volume (1)	866 mbd	993 mbd	2,746 mmpcd of humid gas	3,201 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220
Useful lives of the cash-generating units (year average)	12	12	7	6	4	5	7	5	6	5
Pre-tax discount rate	14.75%	13.68%	15.93%	12.25%	11.35%	10.31%	11.35%	10.31%	12.35%	13.25%
Period (2)	2025-2036	2024-2035	2025-2031	2024 - 2029	2025-2028	2024-2027	2025-2031	2024-2028	2025-2030	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

	As of December 31,
	2024	2023	2024	2023	2024	2023
	Pipelines		Landing transport		Vessel
Discount rate	16.57%	14.80%	16.57%	14.80%	16.57%	14.80%
Useful life	17	19	14	0	14	15

Summary of Reversal Impairment loss for CGUs

	2025		2024		2023
Cantarell	Ps.	37,238,709	Ps.	(904,083)	Ps.	15,174,961
Tsimin Xux	2,732,718		3,211,743		(9,532,221)
Ayin-Alux	1,030,368		486,415		—
Aceite Terciario del Golfo	—		18,799,827		(16,192,262)
Tamaulipas Constituciones	—		2,578,602		1,710,627
Poza Rica	—		385,159		(397,084)
Cárdenas-Mora	—		—		1,150,448
Crudo Ligero Marino	—		—		1,420,120
Santuario El Golpe	—		—		1,454,789
Ixtal - Manik	—		—		6,042,806
Chuc	—		—		6,445,006
Misión (CEE)	(62,104)		5,902		(458,354)
Antonio J. Bermúdez	(184,690)		3,903,165		9,724,991
Lakach	(287,187)		3,546,439		(423,347)
Santuario CEE	(832,888)		—		—
Arenque	(1,560,264)		1,702,529		(1,705,447)
Cuenca de Macuspana	(1,576,853)		83,560		837,460
Burgos	(3,442,880)		(6,772,427)		(10,631,921)
Ku Maloob Zaap	(8,425,068)		—		—
Ogarrio Magallanes	(12,031,905)		(2,999,484)		(6,973,649)
Total	Ps.	12,597,956	Ps.	24,027,347	Ps.	(2,353,077)
As of December 31, 2025, 2024 and 2023, values in use for CGU are:

	2025		2024		2023
Ku Maloob Zaap	425,844,565		—		—
Aceite Terciario del Golfo	101,518,822		62,598,697		27,318,209
Cantarell	44,789,042		18,829,360		19,852,385
Tsimin Xux	42,775,429		39,802,960		26,234,797
Crudo Ligero Marino	38,895,336		42,175,410		34,288,720
Antonio J. Bermúdez	29,914,562		32,097,908		23,434,323
Ogarrio Magallanes	25,427,921		32,727,984		27,794,137
Tamaulipas Constituciones	14,718,626		14,610,722		4,799,796
Poza Rica	9,788,364		10,324,802		6,089,496
Lakach	3,552,966		4,874,349		—
Arenque	1,741,253		7,804,677		2,629,121
Ayín - Alux	1,694,722		750,222		—
Santuario (CEE)	1,499,210		—		—
Chuc	—		82,745,798		58,954,530
Ixtal - Manik	—		23,891,174		14,311,152
Cuenca de Macuspana	—		1,996,655		612,773
Burgos	—		1,259,454		2,611,157
Ébano (CEE)	—		—		4,690,690
Santuario El Golpe	—		—		3,640,552
Cárdenas-Mora	—		—		3,105,129
Total	Ps.	742,160,818	Ps.	376,490,172	Ps.	260,366,967
As of December 31, 2025, the value in use for CGUs are as follows:

	2025
Tula Refinery	Ps.	43,042,423
Salamanca Refinery	28,082,765
Cadereyta Refinery	24,735,313
Cangrejera Petrochemical Complex	20,691,534
Salina Cruz Refinery	10,680,107
Independencia Petrochemical Complex	1,963,400
Morelos Petrochemical Complex	211,498
Pajaritos Ethylene Complex	184,970
Coatzacoalcos Gas Processor Complex	48,739
Total	Ps.	129,640,749
As of December 31, 2025, the value in use for the CGUs is as follows:

	2025
Nuevo Pemex Gas Processor Complex	Ps.	8,736,369
Cactus Gas Processor Complex	7,590,104
Ciudad Pemex Gas Processor Complex	5,256,806
La Venta Gas Processor Complex	1,946,196
Burgos Gas Processor Complex	1,770,051
Total	Ps.	25,299,526
As of December 31, 2024 and 2023, Pemex Industrial Transformation recognized a net impairment of Ps. (78,049,865) and Ps. (25,568,713), respectively, shown by CGUs as follows:

	2024		2023
Tula Refinery	(33,661,647)		(13,816)
Minatitlán Refinery	(16,652,058)		4,615,400
Salina Cruz Refinery	(7,270,800)		—
Madero Refinery	(6,369,734)		(10,125,589)
Cosoleacaque Petrochemical Complex	(5,716,817)		(5,096,027)
Ciudad Pemex Gas Processor Complex	(5,389,475)		—
Cactus Gas Processor Complex	(1,670,960)		(4,592,823)
Morelos Petrochemical Complex	(643,817)		(3,093,360)
Coatzacoalcos Gas Processor Complex	(576,742)		(2,051,842)
Ethylene Processor Complex	(424,382)		—
La Venta Gas Processor Complex	(396,654)		(541,766)
Matapionche Gas Processor Complex	(163,389)		(498,212)
Pajaritos Petrochemical Complex	(40,901)		—
Cangrejera Petrochemical Complex	—		(61,296)
Salamanca Refinery	393		5,750,279
Arenque Gas Processor Complex	1,774		(159,571)
Poza Rica Gas Processor Complex	137,833		(646,813)
Cangrejera Ethylene Complex	312,331		(771,161)
Nuevo Pemex Gas Processor Complex	475,180		(8,282,116)
Impairment, net	Ps.	(78,049,865)	Ps.	(25,568,713)
As of December 31, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Salamanca Refinery	38,826,331		52,973,936
Cadereyta Refinery	38,491,000		49,608,678
Salina Cruz Refinery	20,203,733		51,877,280
Tula Refinery	18,074,762		46,202,340
Cangrejera Ethylene Processor Complex	11,278,426		8,758,887
Nuevo Pemex Gas Processor Complex	8,136,516		8,412,828
Ciudad Pemex Gas Processor Complex	6,358,136		13,566,516
Cactus Gas Processor Complex	5,301,464		7,412,437
Burgos Gas Processor Complex	3,457,364		1,972,249
Independencia Petrochemical Complex	1,899,481		4,382,873
La Venta Gas Processor Complex	977,988		1,471,999
Coatzacoalcos Gas Processor Complex	921,077		1,764,690
Morelos Ethylene Processor Complex	538,152		923,623
Pajaritos Ethylene Processor Complex	184,970		—
Madero Refinery	—		14,453,809
Minatitlán Refinery	—		4,184,019
Cosoleacaque Petrochemical Complex	—		1,502,395
Total	Ps.	154,649,400	Ps.	269,468,559

Summary of Recoverable Amount of Assets
The recoverable amounts of the assets as of December 31, 2024 and 2023, corresponding to the discounted cash flows at the rate of 16.57% and 14.80%, respectively, as follows:

	2024		2023
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,363,740	Ps.	69,078,019
Primary logistics	—		111,366,873
Total	Ps.	66,363,740	Ps.	180,444,892

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2025	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	6,902,738	—	—	—	—	—	—	—	—	—	1,322,715	163,310	301,556
Cost of sales	10,626,151	1,960,397	51,374	—	1,297	66,356	40,565	—	739,888	8,976	1,832,043	298,873	267,389
Gross income (loss)	(3,723,413)	(1,960,397)	(51,374)	—	(1,297)	(66,356)	(40,565)	—	(739,888)	(8,976)	(509,328)	(135,563)	34,167
Other income (loss), net	31,820	(39,440)	(199)	—	—	4,072	1,624,444	8,600	9,267	135	11,579	40,116	694
Administrative expenses	—	—	—	—	—	—	—	—	—	—	11,362	—	59,915
Operating income (loss)	(3,691,593)	(1,999,837)	(51,573)	—	(1,297)	(62,284)	1,583,879	8,600	(730,621)	(8,841)	(509,111)	(95,447)	(25,054)
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—	—
Net income (loss)	(3,691,593)	(1,999,837)	(51,573)	—	(1,297)	(62,284)	1,583,879	8,600	(730,621)	(8,841)	(509,111)	(95,447)	(25,054)
Cash and cash equivalents	15	316,966	2,060	—	—	132,059	67,989	233,010	—	—	—	—	—
Accounts receivable	947,826	216,235	158,934	82,503	80,827	39,717	7,242	91,894	411,118	430,051	4,406,596	2,496,425	770,978
Total current assets	947,841	533,201	160,994	82,503	80,827	171,776	75,231	324,904	411,118	430,051	4,406,596	2,496,425	770,978
Wells, pipelines, properties, plant and equipment, net	38,921,022	—	—	—	—	—	—	—	—	—	1,360,531	1,489,379	491,673
Other assets	—	12,111	239	—	—	—	—	—	—	—	—	—	—
Total assets	39,868,863	545,312	161,233	82,503	80,827	171,776	75,231	324,904	411,118	430,051	5,767,127	3,985,804	1,262,651
Suppliers	29,467,794	21,988	5,732	185,767	209,357	738	14,423	1,007	2,086,425	820,339	9,825,462	4,866,394	2,265,053
Taxes and duties payable	(19,642)	1,303	1,392	—	—	1,931	1,118	—	—	—	—	474	—
Other current liabilities	3,569,254	3,432,817	685,589	53,145	42,816	640,900	64,609	499,376	300,115	47,795	1,238,160	1,816,053	317,174
Total liabilities	33,017,406	3,456,108	692,713	238,912	252,173	643,569	80,150	500,383	2,386,540	868,134	11,063,622	6,682,921	2,582,227
Equity (deficit), net	6,851,457	(2,910,796)	(531,480)	(156,409)	(171,346)	(471,793)	(4,919)	(175,479)	(1,975,422)	(438,083)	(5,296,495)	(2,697,117)	(1,319,576)

		License contracts
As of /For the year ended December 31, 2025	Trión	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	893,766	849,310	165,325
Cost of sales	859,597	753	6,491	221,061	238,545	4,896	429,711	467,395	79,863
Gross income (loss)	(859,597)	(753)	(6,491)	(221,061)	(238,545)	(4,896)	464,055	381,915	85,462
Other income (loss), net	(69,368)	5	—	816,333	753,132	57	15,622	(14,079)	(1,145)
Administrative expenses	—	—	—	—	—	—	—	37,084	27,582
Operating income (loss)	(928,965)	(748)	(6,491)	595,272	514,587	(4,839)	479,677	330,752	56,735
Taxes, duties and other	—	—	—	—	—	—	—	—	—
Net income (loss)	(928,965)	(748)	(6,491)	595,272	514,587	(4,839)	479,677	330,752	56,735
Cash and cash equivalents	—	—	—	—	—	—	2,398	—	—
Accounts receivable	190,070	109,361	742,289	23,960	25,519	616,217	3,091,751	6,806,758	650,046
Total current assets	190,070	109,361	742,289	23,960	25,519	616,217	3,094,149	6,806,758	650,046
Wells, pipelines, properties, plant and equipment, net	6,116,609	—	—	—	—	—	1,731,779	1,494,352	259,076
Total assets	6,306,679	109,361	742,289	23,960	25,519	616,217	4,825,928	8,301,110	909,122
Suppliers	7,235,644	288,962	1,118,014	89,438	99,996	1,104,226	8,586,315	8,426,002	838,295
Taxes and duties payable	—	—	—	6,490	6,928	—	7	—	—
Other current liabilities	—	50,949	181,398	317,893	342,319	105,166	161,889	4,238,147	64,007
Total liabilities	7,235,644	339,911	1,299,412	413,821	449,243	1,209,392	8,748,211	12,664,149	902,302
Equity (deficit), net	(928,965)	(230,550)	(557,123)	(389,861)	(423,724)	(593,175)	(3,922,283)	(4,363,039)	6,820